Debt (Details 1)	Mar. 31, 2017 USD ($)
2017	$ 33,042,468
2018	42,556,624
2019	42,056,620
2020	42,056,620
2021	44,359,890
2022	194,934,920
2023	53,988,634
Total long-term debt	$ 452,995,776